Financial Instruments - Cross Currency Swaps (Details) - Cross-currency swaps - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 4,872	$ 4,575
Fair value Liability		(5)
Fair Value Asset	982	169
1-2 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	24,403	376
Fair Value Asset	12,379	23
2-3 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,400	24,103
Fair Value Asset	438	10,808
3-4 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,667	1,577
Fair value Liability	(1,564)	(9)
Fair Value Asset	154	264
4-5 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,348	10,750
Fair value Liability	(1)	(2,481)
Fair Value Asset	220
Sixth 12 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,204
Fair Value Asset	366
Seventh 12 months
Disclosure of detailed information about financial instruments [line items]
Notional amount	16,389	6,982
Fair value Liability	(21)	(464)
Fair Value Asset	655	80
Later than seven years and not later than eight years
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,519
Fair Value Asset		122
8-9 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,911
Fair value Liability	(8)
Fair Value Asset	404
9-10 years
Disclosure of detailed information about financial instruments [line items]
Notional amount		3,790
Fair value Liability		(107)
Fair Value Asset		192
22-23 years
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,869	8,869
Fair Value Asset	$ 1,553	$ 2,706